Expense Example, No Redemption (Vanguard Short-Term Federal Fund Participant)	Vanguard Short-Term Federal Fund Vanguard Short-Term Federal Fund - Investor Shares 2/1/2014 - 1/31/2015 USD ($)
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255